LEASE LIABILITIES (Details 1)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
LEASE LIABILITIES
Weighted average discount rate	10.80%	13.40%
Weighted average remaining lease term in years	3 years 4 months 24 days	3 years 10 months 24 days